Share-based compensation - Summary of Phantom RSU Award Activity (Details) - Phantom RSU Award - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Phantom RSU Award Plan
Units
Units, beginning balance (in shares)	2,040,488	1,690,484	1,661,820
Forfeitures (in shares)	(128,919)	(329,027)	(31,614)
Units, ending balance (in shares)	2,711,755	2,040,488	1,690,484
Settlement
Partial vesting grant in value	$ 431	$ 1,104	$ 18
Vesting grant in value	$ 320	$ 416
Nonvested
Number of unites outstanding (in shares)	2,711,755
Current share price (in dollars per share)	$ 8.36
Total fair value of the plan	$ 22,670
Weighted-average accumulated percentage of service	52.69%
Accrued liability	$ 11,945
Compensation expense not yet recognized	$ 10,725
Weighted-average period for recognition	1 year 10 months 17 days
2019 Grants
Units
Vesting and partial vesting (in shares)	(63,257)	(173,916)	(5,162)
2020 Grants
Units
Grant (in shares)			65,440
Vesting and partial vesting (in shares)		(65,440)
2021 Grants
Units
Grant (in shares)		918,387
Vesting and partial vesting (in shares)	(44,093)
2022 Grants
Units
Grant (in shares)	907,536